Closed Block (Revenues and Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Premiums	$ 1,918	$ 1,987	$ 2,139
Net investment income	2,093	2,130	2,188
Net investment gains (losses)	7	25	61
Net derivative gains (losses)	20	(6)	(12)
Total revenues	4,038	4,136	4,376
Expenses
Policyholder benefits and claims	2,598	2,702	2,783
Policyholder dividends	988	979	1,072
Other expenses	155	165	179
Total expenses	3,741	3,846	4,034
Revenues, net of expenses before provision for income tax expense (benefit)	297	290	342
Provision for income tax expense (benefit)	104	101	120
Revenues, net of expenses and provision for income tax expense (benefit) from continuing operations	193	189	222
Revenues, net of expenses and provision for income tax expense (benefit) from discontinued operations	0	0	10
Revenues, net of expenses and provision for income tax expense (benefit)	$ 193	$ 189	$ 232